THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON FEBRUARY 19, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:    June 30, 2003


Check here if Amendment              [X]  Amendment Number :   1
This Amendment (Check only one.):    [ ]  is a restatement    ---
                                     [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ----------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            ----------------------------------
            New York, NY 10019
            ----------------------------------

Form 13F File Number:     28-  06341
                               ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Jackelow
            ----------------------------------------
Title:      Chief Financial Officer
            ----------------------------------------
Phone:      212-457-8010
            ----------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian Jackelow                New York, NY         February 26, 2004
--------------------------        -----------------     ------------------
     (Signature)                   (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
                                          -----------
Form 13F Information Table Entry Total:       14
                                          -----------
Form 13F Information Table Value Total:     249,371    (thousands)
                                          -----------






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                  Form 13F File Number     Name
     ---                  --------------------     ----

      1                   28-06339                 SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTION
 PERFORMANCE
 COS INC          COMMON STOCK    004933107     36,999    1,947,300   SH              DEFINED         1     1,947,300     0     0
ADVANTA CORP          CL B        007942204      6,130      613,637   SH              DEFINED         1       613,637     0     0
ALTRIA GROUP INC  COMMON STOCK    02209S103     10,224      225,000   SH              DEFINED         1       225,000     0     0
CSG SYS INTL INC  COMMON STOCK    126349109     24,432    1,721,809   SH              DEFINED         1     1,721,809     0     0
LOEWS CORP       CAROLNA GP STK   540424207     15,088      558,800   SH              DEFINED         1       558,800     0     0
LONGS DRUG
 STORES CORP      COMMON STOCK    543162101     25,430    1,531,915   SH              DEFINED         1     1,531,915     0     0
PALM INC             COM NEW      696642206         70        4,333   SH              DEFINED         1         4,333     0     0
PFSWEB INC        COMMON STOCK    717098107        235      367,000   SH              DEFINED         1       367,000     0     0
PLATINUM
 UNDERWRITER
 HLDGS L          COMMON STOCK    G7127P100      8,745      322,200   SH              DEFINED         1       322,200     0     0
PXRE GROUP LTD    COMMON STOCK    G73018106     22,740    1,148,500   SH              DEFINED         1     1,148,500     0     0
SPX CORP          COMMON STOCK    784635104      5,168      117,300   SH              DEFINED         1       117,300     0     0
STAGE STORES INC     COM NEW      85254C305     11,432      486,469   SH              DEFINED         1       486,469     0     0
XCEL ENERGY INC   COMMON STOCK    98389B100     39,478    2,624,900   SH              DEFINED         1     2,624,900     0     0
ZALE CORP NEW     COMMON STOCK    988858106     43,200    1,080,000   SH              DEFINED         1     1,080,000     0     0